Summary of Significant Accounting Policies (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended	11 Months Ended		12 Months Ended
	Aug. 30, 2008	Feb. 02, 2013	Jan. 28, 2012	Mar. 03, 2012	Feb. 26, 2011
Goodwill [Roll Forward]
Impairments		$ (822)	$ 0	$ 0	$ 0
Scenario, Previously Reported [Member]
Goodwill [Roll Forward]
Goodwill, balance at the beginning of the period		1,335	2,454	2,454	2,452
Acquisitions	1,500	15		94	5
Impairments		(822)	(1,207)	(1,207)	0
Sale of business				(7)	(12)
Changes in foreign currency exchange rates		0		1	9
Other				0
Goodwill, balance at the end of the period		528		1,335	2,454
Indefinite-lived Intangible Assets [Roll Forward]
Indefinite-lived tradenames, balance at the beginning of the period		130	105	105	112
Acquisitions		0		1	0
Impairments		0		0	(10)
Sale of business				(5)	(1)
Changes in foreign currency exchange rates		1		1	4
Other				28
Indefinite-lived tradenames, balance at the end of the period		131		130	105
Goodwill, Impaired, Accumulated Impairment Loss [Abstract]
Gross Carrying Amount		2,608		2,596
Cumulative Impairment		(2,080)		(1,261)
Scenario, Previously Reported [Member] | Domestic Segment [Member]
Goodwill [Roll Forward]
Goodwill, balance at the beginning of the period		516	422	422	434
Acquisitions		15		94	0
Impairments		(3)		0	0
Sale of business				0	(12)
Changes in foreign currency exchange rates		0		0	0
Other				0
Goodwill, balance at the end of the period		528		516	422
Indefinite-lived Intangible Assets [Roll Forward]
Indefinite-lived tradenames, balance at the beginning of the period		19	21	21	32
Acquisitions		0		1	0
Impairments		0		0	(10)
Sale of business				(3)	(1)
Changes in foreign currency exchange rates		0		0	0
Other				0
Indefinite-lived tradenames, balance at the end of the period		19		19	21
Scenario, Previously Reported [Member] | International [Member]
Goodwill [Roll Forward]
Goodwill, balance at the beginning of the period		819	2,032	2,032	2,018
Acquisitions		0		0	5
Impairments		(819)		(1,207)	0
Sale of business				(7)	0
Changes in foreign currency exchange rates		0		1	9
Other				0
Goodwill, balance at the end of the period		0		819	2,032
Indefinite-lived Intangible Assets [Roll Forward]
Indefinite-lived tradenames, balance at the beginning of the period		111	84	84	80
Acquisitions		0		0	0
Impairments		0		0	0
Sale of business				(2)	0
Changes in foreign currency exchange rates		1		1	4
Other				28
Indefinite-lived tradenames, balance at the end of the period		112		111	84
Scenario, Previously Reported [Member] | Canada [Member]
Goodwill [Roll Forward]
Impairments		611
Scenario, Previously Reported [Member] | China [Member]
Goodwill [Roll Forward]
Impairments		$ 208